Property, Plant and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net was as follows:

	March 31, 2016	December 31, 2015
	(In thousands)
Refinery facilities and related equipment	$2,390,745	$2,348,663
Pipelines, terminals and transportation equipment	559,040	533,040
Retail facilities and related equipment	329,808	328,419
Wholesale facilities and related equipment	61,369	61,133
Corporate	51,451	50,812
	3,392,413	3,322,067
Accumulated depreciation	(1,067,822)	(1,016,896)
Property, plant and equipment, net	$2,324,591	$2,305,171